INCOME TAXES (Details Narrative)	Mar. 31, 2021 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 13,954,000
Research and development tax credit carryforwards	535,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	14,019,000
Research and development tax credit carryforwards	$ 141,000